Bridge Loan Payable, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Bridge Loan Payable, Net [Abstract]
Schedule of Bridge Loan Payable

The bridge loan payable as of December 31, 2025 was as follows:

December 31, 2025
Principal amount	$375,000
Less: unamortized debt issuance costs	(14,441)
Less: unamortized debt discount	(163,218)
Convertible note payable, net	$197,341

Schedule of Bridge Loan Payable

The bridge loan payable as of March 31, 2026 and December 31, 2025 was as follows:

	March 31, 2026	December 31, 2025
Principal amount	$125,000	$375,000
Less: unamortized debt issuance costs	(748)	(14,441)
Less: unamortized debt discount	(8,452)	(163,218)
Convertible note payable, net	$115,800	$197,341